Stock-based compensation	12 Months Ended
Mar. 31, 2011
Stock-based compensation

21. Stock-based compensation

The stock-based compensation plans of the Bank are as follows.

Employees Stock Option Scheme:

The shareholders of the Bank approved in January 2000 Plan “A”, in June 2003 Plan “B”, in June 2005 Plan “C”, in June 2007 Plan “D” and in June 2010 Plan “E” of the Employees’ Stock Option Scheme (the “Plan”). Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share. The Bank reserved 50.0 million equity shares, with an aggregate nominal value of Rs.100.0 million, for issuance under each Plan “A”, “B” and “C”. Under Plan “D” the Bank reserved 75.0 million equity shares with an aggregate nominal value of Rs.150.0 million and under Plan “E” the Bank reserved 100.0 million equity shares with an aggregate nominal value of Rs. 200.0 million. Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share.

Plan A provides for the issuance of options at the recommendation of the Compensation Committee of the Board (the “Compensation Committee”) at an average of the daily closing prices on the Mumbai Stock Exchange during the 60 days preceding the date of grant of options, which was the minimum prescribed option price under regulations then issued by the Securities and Exchange Board of India (“SEBI”).

Plan B, Plan C, Plan D and Plan E provide for the issuance of options at the recommendation of the Compensation Committee at the closing price on the working day immediately preceding the date when options are granted on an Indian stock exchange. For Plan B the price is that quoted on an Indian stock exchange with the highest trading volume during the preceding two weeks, while for Plan C, Plan D and Plan E the price is that quoted on an Indian stock exchange with the highest trading volume as of the working day preceding the date of grant.

Such options vest at the discretion of the Compensation Committee, generally between 1-3 years. These options are exercisable for a period following vesting at the discretion of the Compensation Committee, subject to a maximum of five years, as set forth at the time of the grant. Modifications, if any, made to the terms and conditions of these Plans as approved by the Compensation Committee are disclosed separately.

On December 18, 2010, the Compensation Committee of the Bank approved the grant of a total of 32,967,500 options (Scheme XVI) to the employees of the Bank.

Modification of employee stock option schemes

Effective April 1, 2007, the Indian government enacted a Fringe Benefit Tax (“FBT”) on equity compensation. On August 19, 2009, the Indian government abolished the FBT effective April 1, 2009. The FBT was calculated based on the difference between the fair market value as of the vesting date and the exercise price of the equity compensation awards granted to employees. The Bank recovered FBT from its employees, and such recovery was treated as an additional exercise price and was recorded as additional paid-in capital in the consolidated balance sheet. Because the abolition of the FBT resulted in a change in the exercise price of equity-compensation awards granted to its employees, the abolition has therefore been considered as a modification in the terms of grant of ESOPs. Accordingly, all outstanding ESOPs have been fair valued as of August 19, 2009 to determine additional compensation cost, if any. The additional cost charged as on March 31, 2010 and March 31, 2011 on account of this modification aggregated to Rs. 1,206.6 million and Rs.20.9 million, respectively.

Assumptions used

The fair value of options has been estimated on the dates of each grant using a Binomial option pricing model with the following assumptions:

	Years ended March 31,
	2009	2010	2011
Dividend yield	0.75%	0.59%-0.69%	0.55%
Expected volatility	39.71%	44.68%-49.86%	30.00%
Risk-free interest rate	9.2%-9.3%	7.32%-7.71%	7.53%-7.62%
Expected lives	1-4 years	1-4 years	1-4.3 years

a) Employees stock option schemes (Plan A, Plan B, Plan C, Plan D and Plan E )

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Years ending March 31,
	2009	2010	2011

Options available to be granted, beginning of year	53,079,000	50,258,500	14,732,500

Equity shares allocated for grant under the plan	0	0	100,000,000

Options granted	(6,265,000)	(36,341,250)	(32,967,500)

Forfeited/lapsed	3,444,500	815,250	1,717,750

Options available to be granted, end of year	50,258,500	14,732,500	83,482,750

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2009			2010			2011
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price

Options outstanding, beginning of year	84,689,000	Rs.	202.72	83,169,000	Rs.	208.29	94,811,500	Rs.	239.83

Granted	6,265,000		256.56	36,341,250		302.41	32,967,500		440.16

Exercised	(4,340,500)		140.21	(23,883,500)		185.68	(34,645,250)		222.14

Forfeited	(2,782,500)		211.69	(790,250)		273.54	(1,047,500)		333.27

Lapsed	(662,000)		164.61	(25,000)		71.72	(670,250)		255.27

Options outstanding, end of year	83,169,000	Rs.	208.29	94,811,500	Rs.	239.83	91,416,000	Rs.	317.60

Options exercisable, end of year	47,345,000	Rs.	191.64	55,874,000	Rs.	200.60	58,548,500	Rs.	248.80

Weighted average fair value of options granted during the year		Rs.	61.19		Rs.	117.24		Rs.	140.70

The following summarizes information about stock options outstanding as of March 31, 2011:

		As of March 31, 2011
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
Plan A	Rs. 73.26 (or US$ 1.64)	34,500	0.99	73.26
Plan B	Rs. 71.72 to Rs. 219.74 (or US$ 1.61 to US$ 4.93)	7,167,000	1.82	197.70
Plan C	Rs. 126.12 to Rs. 219.74 (or US$ 2.83 to US$ 4.93)	9,503,500	1.61	179.34
Plan D	Rs. 219.74 to Rs. 340.96 (or US$ 4.93 to US$ 7.66)	41,843,500	3.03	273.47
Plan E	Rs. 440.16 (or US$ 9.88)	32,867,500	4.97	440.16

The intrinsic value of options exercised during the year ended March 31, 2009, 2010 and 2011 was Rs.2.0 million, Rs. 14.2 million and Rs.16.6 million, respectively. The aggregate intrinsic value of options outstanding and options exercisable as at March 31, 2011 was Rs.81.0 million (previous year Rs.102.7 million) and Rs.81.0 million (previous year Rs.29.3 million), respectively. Total stock compensation cost (including on modification) recognized under these plans was Rs.1,624.9 million, Rs.3,251.3 million and Rs.3,407.7 million during the years ended March 31, 2009, March 31, 2010 and March 31, 2011, respectively. The total compensation cost recognized as on March 31, 2011 included Rs.20.9 million (previous year Rs. 976.8 million), respectively on account of the additional cost of options due to a modification in the terms of issue of certain options in August 2009. As at March 31, 2011, the total estimated compensation cost to be recognized in future periods was Rs.3,327.8 million (previous year Rs. 2,139.9 million). This is expected to be recognized over a weighted average period of 0.85 years.

b) Employees Stock Option Schemes issued on acquisition of CBoP (Key ESOP-2004, General ESOP-2004 and General ESOP-2007)

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	For the year ended March 31, 2009			For the year ended March 31, 2010			For the year ended March 31, 2011
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of year	17,741,085 *	Rs.	228.9	14,801,135	Rs.	232.7	7,718,900	Rs.	201.2

Exercised	(995,665)		154.1	(6,911,215)		162.8	(2,766,810)		211.7

Forfeited	(1,259,765)		236.7	(171,020)		216.8	—		—

Lapsed	(684,520)		241.0	—		—	(572,065)		240.5

Options outstanding, end of period	14,801,135	Rs.	232.7	7,718,900	Rs.	201.2	4,380,025	Rs.	189.5

Options exercisable, end of period	9,030,080	Rs.	216.7	7,718,900	Rs.	201.2	4,380,025	Rs.	189.5

*	Note: Being number of options exchanged on acquisition of CBoP

The following summarizes information about stock options outstanding as of March 31, 2011:

		As of March 31, 2011
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
Key ESOP-2004	Rs. 23.2 (or US$ 0.52)	324,080	2.04	Rs.	23.2
General ESOP -2004	Rs. 88.46 to Rs. 171.98 (or US$ 1.98 to US$3.86)	1,262,780	2.57	Rs.	125.58
General ESOP -2007	Rs. 232.58 to Rs. 251.72 (or US$ 5.22 to US$ 5.66 )	2,793,165	2.94	Rs.	237.68

The intrinsic value of options exercised during the year ended March 31, 2010 and March 31, 2011 was Rs.784.5 million and Rs.178.8 million, respectively. The aggregate intrinsic value of options outstanding and options exercisable as at March 31, 2011 was Rs.380.2 million (previous period Rs.579.5 million) and Rs.380.2 million (previous period Rs.579.5 million), respectively. Total stock compensation cost (including on modification) recognized under these plans was Rs. 346.6 million, Rs. 329.3 million and Nil during the period ended March 31, 2009, March 31, 2010 and March 31, 2011 respectively.